Segment Reporting And Geographical Information	12 Months Ended
Dec. 31, 2011
Segment Reporting And Geographical Information [Abstract]
Segment Reporting And Geographical Information
NOTE 14:-	SEGMENT REPORTING AND GEOGRAPHICAL INFORMATION

a.	The Company operates under two reportable segments: the TBU and the VBU.

The TBU is responsible for the development of enabling technologies for real-time voice and video over IP. The VBU is responsible for the development of videoconferencing solutions, including video network infrastructure, desktop and conference room endpoint products and management software. There are no significant transactions between the two segments.

The Company evaluates segment performance based on revenues and operating income (loss) of each segment.

The Company's reportable operating segments have been determined in accordance with the Company's internal management structure, which is organized based on operating activities. The Company's chief operating decision maker, who is the Company's Chief Executive Officer, evaluates the performance of the Company's segments based on revenues and expenses, which do not include stock-based compensation.

Allocation of general and administrative costs is based on the number of employees assigned to the specific segment during the year.

b.	The following is information about reported segment gains and losses:

	VBU	TBU	Total
2009
Total revenues	$62,584	$18,414	$80,998
Expenses	57,834	15,263	73,097

Segment income	$4,750	$3,151	7,901
Acquisition-related costs			(580)
Stock-based compensation			(4,324)
Financial income			1,719

Income before taxes on income			4,716
Taxes on income			5,490

Net loss			$(774)

Depreciation and amortization	$2,746	$407	$3,153

	VBU	TBU	Total
2010
Total revenues	$79,255	$15,984	$95,239
Expenses	75,807	16,558	92,365

Segment income (loss)	$3,448	$(574)	2,874
Acquisition-related restructuring expenses			(2,722)
Acquisition-related costs			(364)
Stock-based compensation			(2,626)
Financial income			1,000

Loss before taxes on income			(1,838)
Taxes on income			1,586

Net loss			$(3,424)

Depreciation and amortization	$4,340	$384	$4,724

	VBU	TBU	Total
2011
Total revenues	$62,009	$15,949	$77,958
Expenses	81,587	15,111	96,698

Segment income (loss)	$(19,578)	$838	(18,740)
Acquisition-related restructuring expenses			(105)
Additional consideration for Aethra assets purchase			(806)
Stock-based compensation			(2,037)
Financial income			920

Loss before taxes on income			(20,768)
Taxes on income			2,655

Net loss			$(23,423)

Depreciation and amortization	$4,268	$315	$4,583

c.	Summary information about geographic areas:

The Company markets and sells both of its product lines in the United States and other regions through its sales personnel, resellers and distributors.

The following represents total revenues for the years ended December 31, 2009, 2010 and 2011, and long-lived assets as of December 31, 2009, 2010 and 2011, according to their geographic location:

	2009		2010		2011
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets

The Americas	$50,610	$592	$49,702	$432	$28,556	$324
Europe and Africa	11,590	144	21,472	660	23,427	692
Far East	16,042	514	22,076	368	23,613	432
Israel	2,756	6,365	1,989	12,785	2,362	10,656

	$80,998	$7,615	$95,239	$14,245	$77,958	$12,104

d.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.